Related party transactions (Tables)	12 Months Ended
Dec. 31, 2018
Related Party [Abstract]
Summary of significant subsidiaries
The following table shows BCE’s significant subsidiaries at December 31, 2018. BCE has other subsidiaries which have not been included in the table as each represents less than 10% individually and less than 20% in aggregate of total consolidated revenues.
All of these significant subsidiaries are incorporated in Canada and provide services to each other in the normal course of operations. The value of these transactions is eliminated on consolidation.

	OWNERSHIP PERCENTAGE
SUBSIDIARY	2018	2017
Bell Canada	100%	100%
Bell Mobility	100%	100%
Bell Media	100%	100%
The following tables show summarized financial information for our subsidiary with significant non-controlling interest (NCI).
Summarized statements of financial position

	CTV SPECIALTY(1) (2)
	December 31, 2018	December 31, 2017	January 1, 2017
Current assets	337	328	293
Non-current assets	993	1,013	1,013
Total assets	1,330	1,341	1,306
Current liabilities	142	153	130
Non-current liabilities	201	184	195
Total liabilities	343	337	325
Total equity attributable to BCE shareholders	685	700	687
NCI	302	304	294

(1)
At December 31, 2018 and 2017 and January 1, 2017, the ownership interest held by NCI in CTV Specialty Television Inc. (CTV Specialty) was 29.9%. CTV Specialty was incorporated and operated in Canada as at such dates.

(2)	CTV Specialty's net assets at December 31, 2018 and 2017 and January 1, 2017, include $10 million, $6 million and $2 million, respectively, directly attributable to NCI.

Selected income and cash flow information

	CTV SPECIALTY(1)
FOR THE YEAR ENDED DECEMBER 31	2018	2017
Operating revenues	857	832
Net earnings	131	179
Net earnings attributable to NCI	42	56
Total comprehensive income	149	172
Total comprehensive income attributable to NCI	47	54
Cash dividends paid to NCI	16	34

(1)	CTV Specialty's net earnings and total comprehensive income include $4 million directly attributable to NCI for 2018 and $3 million for 2017.

Compensation of Key Management Personnel
The following table includes compensation of key management personnel and the board of directors for the years ended December 31, 2018 and 2017 included in our income statements. Key management personnel include the company’s Chief Executive Officer (CEO), Chief Operating Officer (COO), Group President and the executives who report directly to them.

FOR THE YEAR ENDED DECEMBER 31	2018	2017
Wages, salaries, fees and related taxes and benefits	(27)	(23)
Post-employment benefit plans and OPEBs cost	(4)	(3)
Share-based compensation	(23)	(23)
Key management personnel and board of directors compensation expense	(54)	(49)